Exceptional items - Summary of Exceptional items Items Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Exceptional Items [abstract]
Restructuring	$ (58)	$ (137)
Acquisition costs business combinations	(23)	(38)
Business and asset disposal (including impairment losses)	(24)	(21)
Impact on profit from operations	(104)	(196)
Exceptional net finance income/(cost)	1,166	(494)
Exceptional taxes	(5)	45
Exceptional non-controlling interest	12	(3)
Net impact on profit attributable to equity holders of AB InBev	$ 1,069	$ (648)